Sales/transfer of receivables (Tables)	12 Months Ended
Mar. 31, 2019
Cash Flows Received From Customers And Paid To Securitization Special Purpose Entities Transferees

The following table summarizes the cash flows received during the years ended March 31, 2017, March 31, 2018 and March 31, 2019 from customers and paid to SPEs/transferees on securitized/ transferred performing loans:

	Fiscal year ended March 31,
	2017		2018		2019		2019
	(In millions)
Cash flow information
Collections against securitized receivables/transfers	Rs.	471.1	Rs.	303.9	Rs.	233.5	US$	3.4
Payments made		444.7		301.8		237.7		3.4
Cash flows on retained interests	Rs.	26.6	Rs.	3.8	Rs.	2.1	US$	0.0

Key Disclosures of Transferred Financial Assets with Continuing Involvement

Other key disclosures are as follows:

	As of March 31,
	2018		2019		2019
	(In millions)
Transferred receivables with continuing involvement	Rs.	575.4	Rs.	398.4	US$	5.8
Delinquencies		230.7		253.8		3.7
Credit losses		212.3		242.0		3.5
Retained interest in sold receivables		22.8		15.9		0.2

Schedule of Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets, or Servicing Liabilities

The table below outlines the economic assumptions and the sensitivity of the estimated fair value of retained interests in finance receivables as of March 31, 2018 and March 31, 2019 to immediate 10% and 20% changes in those assumptions:

	As of March 31,
	2018		2019		2019
	(In millions)
Fair value of retained interests
Annual prepayment rate:
Impact of 10% adverse change	Rs.	2.4	Rs.	1.7	US$	0.0
Impact of 20% adverse change		4.6		3.3		0.0
Expected credit losses:
Impact of 10% adverse change		3.1		2.3		0.0
Impact of 20% adverse change		6.2		4.5		0.1